Deferred exploration and evaluation expenditure (Tables)	12 Months Ended
Dec. 31, 2023
Deferred exploration and evaluation expenditure
Schedule of exploration cost

	12/31/2023	12/31/2022
Opening balance	35,636	7,771

Exploration and feasibility investments	23,478	14,692
Share based compensation of exploration and feasibility personnel	16,424	8,528
Additions	39,902	23,220
Asset retirement cost	(2,823)	3,670
Foreign currency translation adjustment of subsidiaries	1,540	975

Closing balance	74,255	35,636